1. Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis Of Preparation
Basis of preparation
1.	Basis of preparation
1.1.	Statement of compliance and authorization of unaudited consolidated interim financial statements

These unaudited consolidated interim financial statements have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the annual consolidated financial statements previously reported. Hence, they should be read together with the Company’s audited annual consolidated financial statements for the year ended December 31, 2019, which include the full set of notes.

These unaudited consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on July 30, 2020.

1.2.	Reclassification of discontinued operation

After the additional sale of the Company’s interest in the subsidiary Petrobras Distribuidora (BR), carried out through a secondary public offering (follow-on), in July 2019, Petrobras is no longer the controlling shareholder of BR.

Furthermore, all requirements were met to classify this investment as a discontinued operation, in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations, since it represented a separate major line of business. Thus, the consolidated statements of income and cash flows for the three and six-month periods ended June 31, 2019 had its line items reclassified, presenting net income, operating, investing and financing cash flows relating to this investment in separate line items, as a net amount for discontinued operations.